SCHEDULE OF ACCOUNTS RECEIVABLE PAST DUE (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
AccountsReceivablePastDueLineItems [Line Items]
Accounts receivable	$ 14,263	$ 13,142
Accounts Receivable Current [Member]
AccountsReceivablePastDueLineItems [Line Items]
Accounts receivable	3,778	3,633
Accounts Receivable 1 to 30 Days Past Due [Member]
AccountsReceivablePastDueLineItems [Line Items]
Accounts receivable	2,135	2,512
Accounts Receivable 31 to 60 Days Past Due [Member]
AccountsReceivablePastDueLineItems [Line Items]
Accounts receivable	913	1,300
Accounts Receivable 61 to 90 Days Past Due [Member]
AccountsReceivablePastDueLineItems [Line Items]
Accounts receivable	396	481
Accounts Receivable 91 to 120 Days Past Due [Member]
AccountsReceivablePastDueLineItems [Line Items]
Accounts receivable	596	246
Accounts Receivable 121 to 365 Days Past Due [Member]
AccountsReceivablePastDueLineItems [Line Items]
Accounts receivable	1,412	983
Accounts Receivable Over 365 Days Past Due [Member]
AccountsReceivablePastDueLineItems [Line Items]
Accounts receivable	$ 5,033	$ 3,987